ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Amounts due from concentrate sales	$ 250	$ 204
Other current receivables	541	559
Trade and other current receivables	791	763
Miscellaneous current assets [abstract]
Value added taxes recoverable	199	340
Current prepaid expenses	192	150
Current receivables due from joint ventures	133	260
Miscellaneous current assets	128	103
Other current assets	652	853
Zambia
Miscellaneous current assets [abstract]
VAT and fuel tax recoverables	43	63
Asset arising from tax settlement	50	50
Mali
Miscellaneous current assets [abstract]
VAT and fuel tax recoverables	62	100
Côte d'Ivoire
Miscellaneous current assets [abstract]
VAT and fuel tax recoverables	0	52
Tanzania
Miscellaneous current assets [abstract]
VAT and fuel tax recoverables	39	41
Argentina
Miscellaneous current assets [abstract]
VAT and fuel tax recoverables	33	33
Peru
Miscellaneous current assets [abstract]
VAT and fuel tax recoverables	0	23
Dominican Republic
Miscellaneous current assets [abstract]
VAT and fuel tax recoverables	$ 16	$ 12